Note 18 - Expenses by Nature - Schedule of Expenses by Nature (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Employee wages, salaries, and benefits	$ 32,924,571	$ 27,257,073
Professional fees	2,592,940	1,927,512
Contractor consulting fees	3,854,951	2,768,516
Hosting and data costs	6,359,167	5,280,774
Insurance	2,723,618	1,820,269
Travel, entertainment, and conferences	2,527,479	1,563,729
Advertising and promotion	1,469,458	1,161,780
Public company fees	779,453	467,606
Other	2,369,270	1,545,544
Total expenses, by nature	$ 55,600,907	$ 43,792,803